VK-SCV-STATSUP-1

Statutory Prospectus Supplement dated September 19, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Small Cap Value Fund

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (co-lead)	2010
Jonathan Edwards	Portfolio Manager (co-lead)	2010
Jonathan Mueller	Portfolio Manager	2010

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	R. Canon Coleman II, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Jonathan Edwards, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-SCV-STATSUP-1

VK-VOPP-STATSUP-1

Statutory Prospectus Supplement dated September 19, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Value Opportunities Fund

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (co-lead)	2015
Jonathan Edwards	Portfolio Manager (co-lead)	2015
Jonathan Mueller	Portfolio Manager	2015

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	R. Canon Coleman II, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 1999.

•	Jonathan Edwards, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-VOPP-STATSUP-1

I-SEC-STATSUP-1

Statutory Prospectus Supplement dated September 19, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco American Value Fund

Invesco Comstock Fund

Invesco Dividend Income Fund

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Technology Fund

Invesco Value Opportunities Fund

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – INVESCO SMALL CAP VALUE FUND – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (co-lead)	2010
Jonathan Edwards	Portfolio Manager (co-lead)	2010
Jonathan Mueller	Portfolio Manager	2010

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Small Cap Value Fund” in the prospectus:

•	R. Canon Coleman II, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Jonathan Edwards, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – INVESCO VALUE OPPORTUNITIES FUND – Management of the Fund” in the prospectus:

“Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
R. Canon Coleman II	Portfolio Manager (co-lead)	2015
Jonathan Edwards	Portfolio Manager (co-lead)	2015
Jonathan Mueller	Portfolio Manager	2015

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

Effective January 1, 2018, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Value Opportunities Fund” in the prospectus:

I-SEC-STATSUP-1

I-SEC-STATSUP-1

•	R. Canon Coleman II, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 1999.

•	Jonathan Edwards, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

•	Jonathan Mueller, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2001.

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to the Fund and Jonathan Edwards will become lead Portfolio Manager to the Fund.”

I-SEC-STATSUP-1

ASEF-MSVK-SOAI-SUP-1

Statement of Additional Information Supplement dated September 19, 2017

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco American Value Fund

Invesco Comstock Fund

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Effective on or about June 1, 2018, R. Canon Coleman II will no longer serve as Portfolio Manager to Invesco Small Cap Value Fund and Invesco Value Opportunities Fund. All references to Mr. Coleman in the Statement of Additional Information are hereby removed as of the date set forth above.

ASEF-MSVK-SOAI-SUP-1